Commitments and contingencies (Additional Information) (Details) - Dec. 31, 2018 $ in Thousands, $ in Thousands	USD ($)	HKD ($)
Collateral Pledged [Member]
Other Commitments [Line Items]
Loans Payable to Bank, Noncurrent	$ 27,610	$ 215,320
Leasehold Land and Buildings [Member]
Other Commitments [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 52,100